CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
ASSETS
Cash and due from banks	$ 2,272,438	€ 1,717,736	€ 1,436,157	[1]
Deposits with Central Bank	3,835,161	2,898,998	2,961,828	[1]
Securities purchased under agreements to resell	890,577	673,187	146,302	[1]
Interest bearing deposits with banks	4,984,289	3,767,624	6,398,767	[1]
Trading assets	3,921,270	2,964,088	2,785,322	[1]
Derivative assets	4,770,426	3,605,965	1,634,270	[1]
Available-for-sale securities	11,339,759	8,571,724	13,688,510	[1]
Held-to-maturity securities	1,325,839	1,002,202	3,598,285	[1]
Equity method investments	78,237	59,139	50,094	[1]
Loans (includes EUR 559,107 thousand in 2010 and 277,247 thousand in 2011 measured at fair value)	100,546,179	76,002,857	79,038,440	[1]
Less: Allowance for loan losses	(8,666,007)	(6,550,635)	(3,175,405)	[1]
Net Loans	91,880,172	69,452,222	75,863,035	[1]
Goodwill	3,559,815	2,690,864	3,499,078	[1]
Software and other intangibles	527,837	398,992	459,891	[1]
Premises and equipment, net	1,684,687	1,273,455	1,221,989	[1]
Accrued interest receivable	1,529,606	1,156,229	1,195,730	[1]
Other assets (includes EUR 233,576 thousand in 2010 and EUR 168,360 thousand in 2011 measured at fair value)	4,279,415	3,234,810	3,792,620	[1],[2]
TOTAL ASSETS	136,879,528	103,467,235	118,731,878	[1]
LIABILITIES AND SHAREHOLDERS EQUITY
Interest bearing deposits (includes EUR 1,240,756 thousand in 2010 and EUR 1,779,727 thousand in 2011 measured at fair value)	117,731,646	88,993,351	91,298,832	[1]
Non-interest bearing deposits	3,415,731	2,581,951	2,596,649	[1]
Total deposits	121,147,377	91,575,302	93,895,481	[1]
Securities sold under agreements to repurchase	1,722,766	1,302,239	3,538,289	[1]
Derivative liabilities	5,715,687	4,320,488	1,782,470	[1]
Other borrowed funds	1,224,991	925,971	1,111,663	[1]
Accounts payable, accrued expenses and other liabilities	4,694,187	3,548,336	3,326,010	[1],[2]
Insurance reserves	3,652,389	2,760,841	2,531,344	[1]
Long-term debt (includes EUR 1,261,100 thousand in 2010 and EUR 1,059,297 in 2011 measured at fair value)	3,885,925	2,937,371	3,805,950	[1]
Total liabilities	142,043,322	107,370,548	109,991,207	[1]
Redeemable non-controlling interest - Temporary equity	374,875	283,368	265,982	[1]
NBG shareholders equity
Preferred stock (25,000,000 shares of par value EUR 0.30 each at 2010 and 2011 and 70,000,000 and 270,000,000 shares of par value EUR 5.00 each at 2010 and 2011, respectively)	1,795,872	1,357,500	357,500	[1]
Common stock, par value of EUR 5.00 (shares authorized, issued and outstanding: 956,090,482 and 956,090,482 at 2010 and 2011 respectively)	6,324,186	4,780,452	4,780,452	[1]
Additional paid-in capital	5,411,012	4,090,184	3,883,461	[1]
Accumulated surplus / (deficit)	(16,598,901)	(12,547,110)	2,022,142	[1]
Accumulated other comprehensive loss	(2,564,595)	(1,938,578)	(3,385,596)	[1]
Treasury stock, at cost (743,689 and 62,972 shares at 2010 and 2011 respectively)	(146)	(110)	(4,901)	[1]
Total NBG shareholders' equity	(5,632,572)	(4,257,662)	7,653,058	[1]
Non-controlling interest	93,903	70,981	821,631	[1]
Total permanent equity / (deficit)	(5,538,669)	(4,186,681)	8,474,689	[1]
TOTAL LIABILITIES AND EQUITY	$ 136,879,528	€ 103,467,235	€ 118,731,878	[1]

[1]	As restated. See Note 43 for more information.
[2]	As restated